LONG-TERM BORROWINGS - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Aug. 31, 2021 CNY (¥)	Mar. 31, 2021 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
LONG-TERM BORROWINGS
Principal Repayment Of Borrowings From External Investors			¥ 27,045	$ 3,809	¥ 301,765	¥ 378,829
Long-term borrowings - current portion			721		79,148		$ 102
Long-term borrowings - non-current					381
Total outstanding borrowings			721				102
Houfu
LONG-TERM BORROWINGS
Lease receivable with future cash flow transferred		¥ 166,149
Lease receivable with future cash flow transferred discounted amount		¥ 133,200
Debt securities maturity period		33 months
Long-term borrowings - current portion					54,011
Repayments on the borrowings			1,349	190	¥ 131,851
Weighted average effective interest rate for the outstanding secured borrowings					37.27%
Chendu Gongtou
LONG-TERM BORROWINGS
Weighted average effective interest rate					18.85%
Lease receivable with future cash flow transferred	¥ 161,031
Present value of lease receivable with future cash flow transferred	¥ 135,858
Debt securities maturity period	33 months
Repayments on the borrowings			¥ 25,300	$ 3,563
Yunnan Trust Plan
LONG-TERM BORROWINGS
Lease receivable with future cash flow transferred		¥ 577,347
Lease receivable with future cash flow transferred discounted amount		¥ 449,671
Principal Repayment Of Borrowings From External Investors					¥ 84,365
Yunnan Trust Plan | Sinolink
LONG-TERM BORROWINGS
Debt securities yield percentage		8.00%
Yunnan Trust Plan | Senior level debt securities
LONG-TERM BORROWINGS
Debt securities maturity period		14 months
Yunnan Trust Plan | Senior level debt securities | Sinolink
LONG-TERM BORROWINGS
Debt securities		¥ 319,610
Yunnan Trust Plan | Junior level debt securities
LONG-TERM BORROWINGS
Debt securities		¥ 130,061
Debt securities maturity period		33 months
Yunnan Trust Plan | Minimum
LONG-TERM BORROWINGS
Remaining lease term		18 months
Yunnan Trust Plan | Maximum
LONG-TERM BORROWINGS
Remaining lease term		36 months
Chengdu Gongtou Plan
LONG-TERM BORROWINGS
Weighted average effective interest rate			18.85%	18.85%
Long-term borrowings - current portion			¥ 721		25,137		$ 102
Long-term borrowings - non-current					381
Repayments on the borrowings					¥ 85,549